Adoption of Accounting Policies	12 Months Ended
Feb. 28, 2019
Accounting Policies [Abstract]
Adoption of Accounting Policies
ADOPTION OF ACCOUNTING POLICIES

Accounting Standards Adopted During Fiscal 2019
ASC 606, Revenue from Contracts with Customers
In May 2014, the Financial Accounting Standards Board (the “FASB”) issued ASC 606, a new accounting standard on the topic of revenue contracts, which replaced the prior revenue recognition standard. The new standard amended a number of requirements that an entity must consider in recognizing revenue and requires improved disclosures to help readers of financial statements better understand the nature, amount, timing and uncertainty of revenue recognized. For public entities, the new standard was effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period.
The most significant impact of adopting the new standard relates to timing of revenue recognized on software licenses in Enterprise software and services contracts. Prior to the adoption of ASC 606, where vendor-specific objective evidence could not be determined, the Company recognized term licensed software ratably over the longest contract deliverable, with certain perpetual contracts recognized upon delivery. Under the new standard, on the software licensing component of enterprise software offerings, the Company recognizes revenue over the subscription term for term subscription contracts, and over the expected customer life for perpetual license contracts which, in most cases, is estimated to be four years. Given this, the adoption of ASC 606 has resulted in Enterprise software and services revenue previously recognized for certain perpetual licenses being reversed as a cumulative adjustment from deficit to deferred revenue to be recognized ratably over the remaining period of performance. Professional services revenue that otherwise would have been recognized over time have now been recognized at adoption as a cumulative adjustment to deficit, and such revenue will be recognized when the performance obligation has been fulfilled. There were no significant changes to any of the Company’s other revenue streams, and there was no tax impact for the fiscal year ended February 28, 2019 due to the Company’s valuation allowance.
ASC 606 requires the capitalization of all the incremental costs to acquire a contract, and for these costs to be amortized into income proportionate to the recognition of the associated revenue. The Company previously capitalized and deferred a portion of its incremental costs to acquire a contract and amortized that cost into income ratably over the term of the contract. As a result, the adoption of ASC 606 resulted in certain costs incurred in acquiring a contract previously expensed being reversed through a cumulative adjustment from deficit to other current assets, and recognized over time on a systematic basis consistent with the transfer of the products or services to which the asset relates.
On March 1, 2018, the Company adopted ASC 606 and all related amendments using the modified retrospective method. The Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of deficit. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. In adopting the guidance, the Company applied the guidance to all contracts and used multiple practical expedients, including the assessment of contracts with similar terms and conditions on a portfolio basis, and has made no adjustment to the promised amount of consideration for the effects of a significant financing component.
The cumulative effect of the changes made to the Company’s March 1, 2018 consolidated statement of financial position for the adoption of ASC 606 was as follows:

Consolidated Balance Sheets	Balance as at February 28, 2018	ASC 606 Adjustments	Balance as at March 1, 2018
Assets
Other assets	$66	$11	$77

Liabilities
Deferred revenue	$195	$97	$292

Shareholders’ equity
Deficit	$(45)	$(86)	$(131)

The impact of the adoption of ASC 606 on the Company’s condensed financial statements during the fiscal year ended February 28, 2019 was as follows:

	As at February 28, 2019
Consolidated Balance Sheets	Balances Without Adoption of ASC 606	ASC 606 Adjustments	As Reported
Assets
Other assets	$67	$17	$84

Liabilities
Deferred revenue	$310	$40	$350

Shareholders’ equity
Deficit	$(9)	$(23)	$(32)

	For the Year Ended February 28, 2019
Consolidated Statements of Operations	Balances Without Adoption of ASC 606	ASC 606 Adjustments	As Reported
Revenue	$864	$40	$904

Operating expenses
Selling, marketing and administration	$410	$(4)	$406

Net income	$49	$44	$93
Earnings (loss) per share
Basic	$0.09	$0.08	$0.17
Diluted	$(0.07)	$0.07	$0.00

Other Accounting Standards Updates (“ASU”)
In January 2016, the FASB issued ASU 2016-01 on the topic of financial instruments. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The standard primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the guidance clarifies that an entity should evaluate the need for a valuation allowance on a deferred income tax asset related to available-for-sale securities. The guidance is effective for interim and annual periods beginning after December 15, 2017. The Company adopted this guidance in the first quarter of fiscal 2019. As a result of the adoption of ASU 2016-01, the Company recognized approximately $8 million in unrecognized losses on equity securities that had previously been recorded to other comprehensive income (loss), through a cumulative addition to deficit in the consolidated balance sheet as of March 1, 2018. The Company recognized approximately $14 million on the change in fair value from instrument-specific credit risk that had previously been recorded to deficit through a cumulative increase to AOCI in the consolidated balance sheet as of March 1, 2018. The Company will also account for equity investments without a readily determinable fair value using the practicability exception. The investments will be measured at cost, less any impairment, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer.
In November 2016, the FASB issued ASU 2016-18 on the topic of the statement of cash flows. The amendments in this update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This guidance is effective for interim and annual periods beginning after December 15, 2017. The Company adopted this guidance in the first quarter of fiscal 2019.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued a new accounting standard on the topic of leases. The new standard requires companies to include lease obligations in their balance sheets, including a dual approach for lessee accounting under which a lessee would account for leases as finance leases or operating leases. Both finance leases and operating leases will result in the lessee recognizing a right-of-use (“ROU”) asset and a corresponding lease liability. For finance leases, the lessee will recognize interest expense and amortization of the ROU asset, and for operating leases, the lessee will recognize a straight-line total lease expense. The guidance is effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of determining the impact, and expects that, in the first quarter of fiscal 2020 when the standard becomes effective for the Company, there likely will be a material impact to its balance sheet consisting of the recognition of a ROU asset and a corresponding lease liability. The Company established a cross-functional coordinated team to conduct the implementation of the lease standard, which was responsible for identifying and implementing the appropriate changes to the Company’s relevant business processes, systems and controls to support the required accounting and disclosure changes.
In August 2017, the FASB issued a new accounting standard on the topic of derivatives and hedging. The amendments in this update expand and refine the designation and measurement guidance for qualifying hedging relationships and the presentation of those hedge results. The guidance is effective for interim and annual periods beginning after December 15, 2018. The Company will adopt this guidance in the first quarter of fiscal 2020 and does not expect the impact to have a material effect on its results of operations, financial position and disclosures.